BLACKROCK FUNDS III
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic 2070 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic Retirement Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic Retirement Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic Retirement Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic Retirement Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of BlackRock LifePath® Dynamic 2025 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2025 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2025 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2025 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.

The section of BlackRock LifePath® Dynamic 2030 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2030 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2030 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2030 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of BlackRock LifePath® Dynamic 2035 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2035 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2035 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2035 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of BlackRock LifePath® Dynamic 2040 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2040 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2040 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2040 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of BlackRock LifePath® Dynamic 2045 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2045 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2045 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2045 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of BlackRock LifePath® Dynamic 2050 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2050 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2050 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2050 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of BlackRock LifePath® Dynamic 2055 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2055 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2055 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2055 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of BlackRock LifePath® Dynamic 2060 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2060 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2060 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2060 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of BlackRock LifePath® Dynamic 2065 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2065 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2065 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE

Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2065 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of BlackRock LifePath® Dynamic 2070 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2070 Fund — Performance Information” is supplemented as follows:
Effective November 1, 2024, the LifePath Dynamic 2070 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index and S&P Global Infrastructure Index. Fund management believes that the updated LifePath Dynamic 2070 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.
The section of the Prospectuses entitled “Details About the Funds — Information About the Underlying Funds — Equity Funds” is amended to add the following:
iShares FTSE NAREIT All Equity REIT Index Fund
iShares FTSE NAREIT All Equity REIT Index Fund seeks to track the investment results of the FTSE Nareit All Equity REIT Index (the “Underlying Index”), which measures the stock performance of companies engaged in the ownership, disposal and development of income-producing real estate in the U.S. as defined by FTSE Nareit. Constituents of the Underlying Index include all tax-qualified real estate investment trusts with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria as defined by FTSE Nareit. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. The Fund generally will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest a portion of the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.
BlackRock Real Estate Securities Fund
BlackRock Real Estate Securities Fund seeks total return comprised of long-term growth of capital and dividend income. Under normal conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry inside the United States. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. The Fund may invest up to 20% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry outside the United States and fixed-income investments, such as government, corporate and bank debt obligations. Real estate industry companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund concentrates its investments in securities of issuers in the real estate industry. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.
The section of the Prospectuses entitled “Details About the Funds — Information About the Underlying Funds — Equity ETFs” is amended to add the following:
iShares Global Infrastructure ETF seeks to track the investment results of the S&P Global Infrastructure IndexTM (the “Underlying Index”), which is designed to track performance of the stocks of large infrastructure companies in developed or emerging markets (only developed market listings are eligible for stocks of issuers domiciled in emerging markets). The Underlying Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. As of March 31, 2024, the Underlying Index was comprised of securities of companies in the following countries: Australia, Brazil, Canada, China, France, Germany, Italy, Japan, Luxembourg, Mexico, New Zealand, Norway, Singapore , Spain, Switzerland, the United Kingdom (the “U.K.”) and the U.S. As of March 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the energy, industrials, infrastructure and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
The section of the Prospectuses entitled “Details About the Funds — Information About the Underlying Funds — Fixed Income ETFs” is amended to add the following:
iShares 0-5 Year TIPS Bond ETF seeks to track the investment results of the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (the “Underlying Index”), which tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Qualifying securities must have less than or equal to five years remaining to final maturity as of the rebalancing date and at least $300 million of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). In addition, the securities in the Underlying Index must have a fixed coupon schedule and must be denominated in U.S. dollars. Excluded from the Underlying Index are government agency debt with or without a government guarantee, securities issued or marketed primarily to retail investors, floating rate notes, cash management and Treasury bills, original issue zero coupon securities and Separate Trading of Registered Interest and Principal Securities (or “STRIPs”). However, the amounts outstanding of qualifying securities in the Underlying Index are not reduced by any portions of such securities that have been stripped after inclusion in the Underlying Index. Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. The Underlying Index is rebalanced on the last calendar day of each month.
Shareholders should retain this Supplement for future reference.
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